Summary of Cash-Based Performance Plan Unit Activity (Detail) - Predecessor - $ / shares	4 Months Ended	12 Months Ended
	Jul. 31, 2017	Mar. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Beginning Balance Outstanding	$ 24.19	$ 23.58
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding		$ 24.19
Number of Shares Beginning Balance Outstanding	350,838	363,630
Number of Shares Ending Balance Outstanding		350,838
Cash-based Performance Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Beginning Balance Outstanding	$ 1.16	$ 1.16
Weighted-average Grant-Date Fair Value, Cancelled/forfeited	$ 1.16	1.15
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding		$ 1.16
Number of Shares Beginning Balance Outstanding	7,733,725	7,913,716
Number of Shares, Cancelled/forfeited	(7,733,725)	(179,991)
Number of Shares Ending Balance Outstanding		7,733,725